Summary of Significant Accounting Policies - Earnings Per Share (Details)	1 Months Ended
	Feb. 28, 2021 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2020 shares
Accounting Policies [Abstract]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1,450,000
Basic and Diluted common shares outstanding (in shares)	145,000,000.00	145,000,000	145,000,000	100	145,000,000